UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.54%)
CONSUMER DISCRETIONARY – (6.97%)
Automobiles & Components – (6.97%)
2,761,460	Harley-Davidson, Inc.	$78,535,922

	Total Consumer Discretionary	78,535,922

CONSUMER STAPLES – (23.29%)
Food & Staples Retailing – (15.44%)
2,141,291	Costco Wholesale Corp.	138,049,031
1,142,200	CVS Caremark Corp.	35,945,034

		173,994,065

Food, Beverage & Tobacco – (2.46%)
353,000	Coca-Cola Co.	20,657,560
414,261	Diageo PLC (United Kingdom)	7,132,355

		27,789,915

Household & Personal Products – (5.39%)
1,012,525	Procter & Gamble Co.	60,721,124

	Total Consumer Staples	262,505,104

ENERGY – (9.79%)
2,583,974	Canadian Natural Resources Ltd. (Canada)	89,405,500
364,541	ConocoPhillips	20,935,590

	Total Energy	110,341,090

FINANCIALS – (47.04%)
Banks – (1.05%)
Commercial Banks – (1.05%)
473,300	Wells Fargo & Co.	11,894,029

Diversified Financials – (28.12%)
Capital Markets – (8.00%)
398,629	Ameriprise Financial, Inc.	18,867,111
1,881,289	Bank of New York Mellon Corp.	49,158,081
73,100	Goldman Sachs Group, Inc.	10,568,798
316,400	Julius Baer Group Ltd. (Switzerland)	11,517,456

		90,111,446

Consumer Finance – (8.87%)
2,379,433	American Express Co.	100,007,569

Diversified Financial Services – (11.25%)
499,928	Cielo S.A. (Brazil)	4,352,210
2,232,700	Oaktree Capital Group LLC, Class A	77,028,150
5,504,297	RHJ International (Belgium)*(a)	45,397,595

		126,777,955

		316,896,970

Insurance – (17.87%)
	Multi-line Insurance – (5.99%)
1,781,000	Loews Corp.	67,499,900

	Property & Casualty Insurance – (10.55%)
955	Berkshire Hathaway Inc., Class A *	118,897,500

	Reinsurance – (1.33%)
295,100	Transatlantic Holdings, Inc.	14,996,982

		201,394,382

	Total Financials	530,185,381

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.67%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.67%)
1,126,000	Merck & Co., Inc.	$41,448,060

	Total Health Care	41,448,060

INFORMATION TECHNOLOGY – (5.78%)
Semiconductors & Semiconductor Equipment – (1.92%)
798,700	Texas Instruments Inc.	21,676,718

Software & Services – (1.31%)
603,229	Microsoft Corp.	14,761,014

Technology Hardware & Equipment – (2.55%)
682,000	Hewlett-Packard Co.	28,691,740

	Total Information Technology	65,129,472

	TOTAL COMMON STOCK – (Identified cost $1,028,483,308)	1,088,145,029

SHORT TERM INVESTMENTS – (3.45%)
$9,892,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $9,892,082
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $10,089,840)	9,892,000
29,004,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $29,004,363
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $29,584,080)	29,004,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $38,896,000)	38,896,000

	Total Investments – (99.99%) – (Identified cost $1,067,379,308) – (b)	1,127,041,029
	Other Assets Less Liabilities – (0.01%)	67,761
	Net Assets – (100.00%)	$1,127,108,790

*	Non-Income producing security.

(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2010, amounts to $45,397,595.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2009	Gross Additions	Gross Reductions	Shares September 30, 2010		Dividend Income
RHJ International	5,686,297	−	182,000	5,504,297	$	−

(b)	Aggregate cost for federal income tax purposes is $1,068,199,140. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$188,390,772
	Unrealized depreciation	(129,548,883)
	Net unrealized appreciation	$58,841,889

2

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2010 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$78,535,922	$–	$–	$78,535,922
Consumer staples	262,505,104	–	–	262,505,104
Energy	110,341,090	–	–	110,341,090
Financials	453,157,231	77,028,150	–	530,185,381
Health care	41,448,060	–	–	41,448,060
Information technology	65,129,472	–	–	65,129,472
Short-term securities	–	38,896,000	–	38,896,000
Total	$1,011,116,879	$115,924,150	$–	$1,127,041,029

Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the period.  During the three months ended September 30, 2010, $64,047,406 transferred from Level 2 to Level 1.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

3

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 22, 2010